FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
Asset measured at fair value:
As at September 30, 2024 (Unaudited)

Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	—	—	—	—
As at December 31, 2023

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663